Reconciliation of Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2021
AMTD Group [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Amount receivable from related party set off	$ 81,972	$ 73,616
Due to AMTD Group [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Due to related party		45,469
Due to Fellow Subsidiaries [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Due to related party		$ 239,206